Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Income Taxes

NOTE 6 - INCOME TAXES

The Company is subject to income taxes on income arising in or derived from the PRC in which the Company and the Branches are domiciled.

Significant components of the income tax provision were as follows for the years ended June 30, 2016 and December 31, 2015:

	2016	2015
Income (loss) before provision for income taxes	$1,172,479	$155,067

PRC statutory rate of 25%	$293,120	$38,767
Net loss carry forward	(171,631)	(38,767)
Income tax provision	$121,489	$-

NOTE 6 - INCOME TAXES

The Company is subject to income taxes on income arising in or derived from the PRC in which the Company and the Branches are domiciled.

Significant components of the income tax provision were as follows for the years ended December 31, 2015 and 2014:

	2015	2014
Income (loss) before provision for income taxes	$155,067	$(837,466)

PRC statutory rate of 25%	$38,767	$(209,367)
Change in valuation allowance	(38,767)	209,367
Income tax provision	$-	$-

The components of deferred tax assets as of December 31, 2015 and 2014 consist of the following:

	2015	2014
Deferred tax assets:
Non-capital losses	$161,011	$209,356
Valuation allowance	(161,011)	(209,356)
Income tax provision	$-	$-

As at December 31, 2015, the Company had net operating loss carry forwards of $644,044 that will expire in 2019.